Inventories (Details) In Thousands, unless otherwise specified	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Dec. 31, 2012 CNY
Inventory [Line Items]
Finished goods	$ 67,230	412,616	516,372